RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Explanation) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GW	Dec. 31, 2018	Dec. 31, 2018 $ / MWh	Dec. 31, 2018 $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares
Disclosure of risk management strategy related to hedge accounting [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	$ 18,000,000	$ (1,000,000)	$ (41,000,000)
Notional amount		2,557,000,000	9,285,000,000					$ 2,340,000,000
Energy Derivative Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	6,000,000	23,000,000	48,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	14,000,000	9,000,000	6,000,000
Carrying amount (asset/(liability))	$ (15,000,000)
Notional amount								188,000,000
Notional amount - GWh | GW									5,024
Weighted average hedged rate for the year | $ / MWh											37
Maturity dates	Jan 2019 - Dec 2020
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments								(8,000,000)
Change in value of hedged item used to determine hedge effectiveness	$ 9,000,000
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income	2,000,000
Interest Rate Swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	14,000,000	20,000,000	16,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	10,000,000	$ 18,000,000	110,000,000
Carrying amount (asset/(liability))	$ (25,000,000)
Notional amount				$ 151	$ 256			178,000,000
Maturity dates	Aug 2019 - Sep 2036
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments								8,000,000
Change in value of hedged item used to determine hedge effectiveness	$ (2,000,000)
Derivative, Weighted Average Fixed interest rate		4.50%								3.60%
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income	9,000,000
Interest Rate Swaps | Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		$ 1,704,000,000						1,444,000,000
Interest Rate Swaps | Not Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		780,000,000						383,000,000
Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income		48,000,000	1,000,000
Carrying amount (asset/(liability))	$ 23,000,000
Notional amount				$ 419		€ 221	£ 247	0
Weighted average hedged rate for the year												1.34	0.82	0.76
Maturity dates	Jan 2019 - Dec 2019
Hedge ratio	1:1
Foreign exchange swaps | Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		2,306,000,000						1,844,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		718,000,000						957,000,000
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)		2,000,000	$ 9,000,000
Notional amount		$ 15,000,000						$ 4,000,000